Payden U.S. Government Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (46%
)
573,544 FG C91912 20YR , 3.00%, 2/01/37  $ 528
20,872 FH 2B0709 ARM , (12 mo. LIBOR USD +
1.750%), 4.15%, 8/01/42 (a) 20
79,959 FH 2B0972 ARM , (12 mo. LIBOR USD +
1.770%), 4.02%, 11/01/42 (a) 79
204,140 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 3.87%, 10/01/45 (a) 204
52,048 FH 849486 ARM , (12 mo. LIBOR USD +
1.875%), 5.62%, 8/01/41 (a) 53
206,178 FH 849506 ARM , (12 mo. LIBOR USD +
1.608%), 4.35%, 11/01/44 (a) 207
822,027 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.54%, 8/01/51 (a) 728
902,442 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.43%, 7/01/52 (a) 870
650,000 FHLMC Multifamily Structured Pass-Through
Certificates K728, 3.13%, 8/25/24 (b) 632
901,308 FHLMC Multifamily Structured Pass-Through
Certificates K045, 3.02%, 1/25/25  871
43,472 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 5.44%, 3/25/25 (a) 43
1,200,000 FHLMC Multifamily Structured Pass-Through
Certificates K505, 4.82%, 6/25/28  1,204
696,711 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 1.74%, 5/25/50 (b) 664
46,872 FN AI4019 ARM , (12 mo. LIBOR USD +
1.750%), 4.95%, 7/01/41 (a) 47
60,573 FN AL5596 ARM , (12 mo. LIBOR USD +
1.557%), 3.99%, 2/01/44 (a) 61
109,157 FN AL5790 ARM , (12 mo. LIBOR USD +
1.566%), 3.82%, 10/01/44 (a) 109
107,864 FN AL5967 ARM , (12 mo. LIBOR USD +
1.576%), 3.87%, 11/01/44 (a) 108
175,653 FN AL7648 ARM , (12 mo. LIBOR USD +
1.588%), 5.09%, 10/01/45 (a) 180
388,465 FN AS4186 15YR , 2.50%, 1/01/30  362
195,092 FN AS6443 15YR , 3.00%, 12/01/30  183
380,588 FN AS8013 15YR , 2.50%, 9/01/31  352
60,669 FN AU6974 ARM , (12 mo. LIBOR USD +
1.580%), 3.83%, 11/01/43 (a) 61
146,977 FN AU8673 ARM , (12 mo. LIBOR USD +
1.530%), 4.03%, 2/01/44 (a) 147
210,722 FN AZ2886 ARM , (12 mo. LIBOR USD +
1.600%), 5.36%, 9/01/45 (a) 213
287,170 FN AZ4380 ARM , (12 mo. LIBOR USD +
1.590%), 4.17%, 8/01/45 (a) 290
279,230 FN BD2473 ARM , (12 mo. LIBOR USD +
1.620%), 2.35%, 1/01/47 (a) 277
393,801 FN BM4153 15YR , 3.00%, 6/01/33  370
1,452,864 FN BM7166 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.342%),
5.19%, 3/01/53 (a) 1,431
458,067 FN BP6814 ARM , (12 mo. LIBOR USD +
1.610%), 2.28%, 5/01/50 (a) 410
797,962 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.92%, 5/01/51 (a) 697
Principal
or Shares Security Description
Value
(000)
883,239 FN BV2462 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
3.80%, 6/01/52 (a) $ 840
932,334 FN CB5106 30YR , 5.00%, 11/01/52  912
1,330,962 FN FS2395 15YR , 3.50%, 7/01/37  1,267
1,300,855 FN MA4694 15YR , 3.50%, 8/01/37  1,235
958,229 FN MA4785 30YR , 5.00%, 10/01/52  937
1,938,822 FN MA4868 30YR , 5.00%, 1/01/53  1,895
79,279 FNR FA 2002-10, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864%),
5.93%, 2/25/32 (a) 80
887,371 FR SB8192 15YR , 5.00%, 10/01/37  882
1,897,721 FR SB8206 15YR , 5.00%, 1/01/38  1,886
911,085 FR SD8279 30YR , 6.00%, 11/01/52  919
960,102 FR SD8308 30YR , 5.50%, 3/01/53  954
857,001 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (b) 773
503,120 FRESB Mortgage Trust 2019-SB59, 3.47%,
1/25/29 (b) 471
983,850 FRESB Mortgage Trust 2020-SB79, 0.80%,
7/25/40 (a)(b) 894
325,941 G2 778200 , 4.00%, 2/20/32  318
306,060 G2 778203 , 4.75%, 2/20/32  307
677,073 G2 AD0857 , 3.75%, 9/20/33  654
260,288 G2 AY5132 , 3.25%, 7/20/37  241
519,084 G2 AY5138 , 3.25%, 12/20/37  481
376,634 GN 728153 , 5.50%, 10/15/29  379
204,782 GN 737791 30YR , 4.50%, 12/15/40  202
746,307 GNR ST 2014-79, 20.61%, 7/20/29 (b)(c) –
Total Mortgage Backed (Cost - $30,255)
27,928
U.S. Government Agency (1%
)
500,000 Federal Home Loan Mortgage Corp., 4.00%,
2/28/25
(Cost - $500) 489
U.S. Treasury (50%
)
4,000,000 U.S. Treasury Note , 4.25%, 9/30/24  3,952
4,800,000 U.S. Treasury Note , 4.25%, 12/31/24  4,737
8,500,000 U.S. Treasury Note , 2.88%, 6/15/25  8,184
4,500,000 U.S. Treasury Note , 3.50%, 9/15/25  4,380
1,500,000 U.S. Treasury Note , 4.00%, 12/15/25  1,476
1,400,000 U.S. Treasury Note , 4.00%, 2/15/26  1,378
4,000,000 U.S. Treasury Note , 3.63%, 5/15/26  3,902
2,500,000 U.S. Treasury Note , 3.25%, 6/30/27  2,405
Total U.S. Treasury (Cost - $30,885)
30,414
Investment Company (3%
)
1,739,412 Payden Cash Reserves Money Market Fund *
(Cost - $1,739)
1,739
Total Investments (Cost - $63,379) (100%)
60,570
Liabilities in excess of Other Assets (0%)
(108)
Net Assets (100%) $ 60,462
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Yield to maturity at time of purchase.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 42 Sep-23 $ 4,486 $ (1) $ (1)
U.S. Ultra Bond Future 2 Sep-23 264 (5) (5)
a a
(6)
Short Contracts:
U.S. Treasury 10-Year Ultra Future 10 Sep-23 (1,170) 19 19
U.S. Treasury 2-Year Note Future 20 Sep-23 (4,061) 39 39
a a
58
Total Futures
$52